Schedule of Investments TCW Transform Systems ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 22.4%
Airbus SE	244,751	$56,108,356
General Electric Co.	314,320	96,430,232
Safran S.A.	231,715	82,673,675
		235,212,263
Automobiles - 2.0%
Tesla, Inc.*	49,819	21,442,596
Building Products - 3.5%
Trane Technologies plc	88,272	37,125,438
Commercial Services & Supplies - 1.7%
Republic Services, Inc., Class A	83,074	17,868,387
Communications Equipment - 3.3%
Arista Networks, Inc.*	248,383	35,205,806
Construction Materials - 2.4%
Martin Marietta Materials, Inc.	38,372	25,016,625
Electric Utilities - 0.6%
Constellation Energy Corp.	24,086	6,760,458
Electrical Equipment - 20.6%
Bloom Energy Corp., Class A*	120,510	18,241,599
Eaton Corp. plc	59,306	20,841,315
GE Vernova, Inc.	47,019	34,153,191
Powell Industries, Inc.	54,915	24,359,745
Schneider Electric SE	112,496	32,310,010
Siemens Energy AG*	192,982	33,065,987
Vertiv Holdings Co., Class A	295,784	55,069,065
		218,040,912
Electronic Equipment, Instruments & Components - 3.8%
Mirion Technologies, Inc., Class A*	1,619,934	40,239,161
Ground Transportation - 2.2%
Union Pacific Corp.	97,102	22,828,680
Independent Power & Renewable Electricity Producers - 6.4%
Talen Energy Corp.*	95,582	33,296,946
Vistra Corp.	217,536	34,446,825
		67,743,771
Investments	Shares	Value
Machinery - 4.2%
Caterpillar, Inc.	16,498	$10,845,125
Sandvik AB	857,128	33,842,483
		44,687,608
Oil, Gas & Consumable Fuels - 5.4%
Cameco Corp.	310,626	38,328,142
Exxon Mobil Corp.	130,749	18,487,909
		56,816,051
Semiconductors & Semiconductor Equipment - 17.4%
Applied Materials, Inc.	95,187	30,680,674
Broadcom, Inc.	150,070	49,718,192
First Solar, Inc.*	91,900	20,725,288
KLA Corp.	27,113	38,715,737
Qnity Electronics, Inc.	273,163	26,272,817
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,583	18,042,956
		184,155,664
Software - 3.8%
Microsoft Corp.	93,740	40,335,385
Total Common Stocks
(Cost $864,027,636)		1,053,478,805
	Principal
Short-Term Investments - 1.5%
Time Deposit - 1.5%
JP Morgan Chase, New York 2.98% 2/2/2026
(Cost $15,733,098)	$15,733,098	15,733,098
Total Investments - 101.2%
(Cost $879,760,734)		$1,069,211,903
Liabilities in Excess of Other Assets - (1.2)%		(12,276,416)
Net Assets - 100.0%		$1,056,935,487

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Systems ETF January 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$1,053,478,805	$–	$–	$1,053,478,805
Short-Term Investments
Time Deposit	15,733,098	–	$–	15,733,098
Total Investments	$1,069,211,903	$–	$–	$1,069,211,903

*	Please refer to the Schedule of Investments to view securities segregated by industry.